RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
NOTE 6 – RELATED PARTY TRANSACTIONS

Shareholder Advances and Payables

At September 30, 2023 and December 31, 2022, the Company had advances payable of $22,154, respectively, due to the Company’s President and CEO, Mr. Todd Michaels. Mr. Michaels is also a member of the Company’s Board of Directors and holds approximately 10% of the Company’s common stock.

At September 30, 2023 and December 31, 2022, the Company had advances payable of $11,865, respectively, due to an individual who holds less than 5% of the Company’s common stock.

At September 30, 2023 and December 31, 2022, the Company had advances payable of $62,500 due to an individual who is the Company’s largest shareholder.

At September 30, 2023 and December 31, 2022, the Company had accounts payable of $258,000 and $256,000, respectively, due to Elysian Fields Disposal, LLC, an entity owned by the Company’s largest shareholder. The Company incurred $3,000 of operating expenses with the entity during the period ended September 30, 2023.

At September 30, 2023 and December 31, 2022, the Company had accounts payable of $78,346 and $73,000, respectively, due to Loutex Production Company, an entity owned by the Company’s largest shareholder. The Company incurred $4,900 of operating expenses with the entity during the period ended September 30, 2023.

At September 30, 2023, the Company had accounts payable of $70,000 due to P&C Ventures, Inc. The Company incurred $160,000 of operating expenses with P&C Ventures Inc. during the period ended September 30, 2023. Mr. Cory Hunt, who was named a director of the Company on December 28, 2021, is an officer of P&C Ventures, Inc.

Michaels Consulting

At September 30, 2023 and December 31, 2022, the Company had accounts payable of $344,000, respectively, due to Michaels Consulting, an entity owned by the wife of Mr. Michaels.

Notes Payable

During January 2023, the Company amended the January 2022 note agreement with P&C Ventures, Inc. and issued warrants related to the amendment, as disclosed in Note 4. During July 2023, the Company amended the January 2023 agreement and modified warrants related to the original note, as disclosed in Note 4.

Convertible Notes Payable

During January 2023, the Company entered into a convertible note agreement with Mr. Michaels totaling $100,000 and issued 200,000 warrants, valued at approximately $209,000, related to the note, as disclosed in Note 4.

Accrued Bonus

At September 30, 2023, the Company accrued bonus compensation for its CEO and former CFO of approximately $150,000 and $115,000, respectively. The accrued bonus compensation was unchanged from December 31, 2022.

NOTE 7 - RELATED PARTY TRANSACTIONS

SAFE Investments

Holder A (Note 4) is Mr. Robert Powell, who held 1% of the common stock in Correlate until the Correlate Exchange Agreement. Mr. Powell was named a director of the Company on December 28, 2021. At December 31, 2021, Mr. Powell held less than 5% of the Company’s Class A Common Stock.

Shareholder Advances and Payables

At December 31, 2022 and 2021, the Company had advances payable of $22,154, respectively, due to the Company’s President and CEO, Mr. Todd Michaels, who held 54% of Correlate’s common stock until the Correlate Exchange Agreement (Note 1). At December 31, 2021, Mr. Michaels held 10% of the Company’s Class A Common Stock. At December 31, 2022, Mr. Michaels held 10% of the Company’s common stock. Mr. Michaels is also a member of the Company’s Board of Directors.

At December 31, 2022 and 2021, the Company had advances payable of $11,865, respectively, due to an individual who held 17% of Correlate’s common stock until the Correlate Exchange Agreement (Note 5). At December 31, 2022 and 2021, this individual held less than 5% of the Company’s Class A Common Stock.

At December 31, 2022 and 2021, the Company had advances payable of $62,500 due to an individual who is the Company’s largest shareholder. As of December 31, 2021, this individual held 18% of the Company’s Class A Common Stock. At. December 31, 2022, this individual held 31% of the Company’s common stock.

At December 31, 2022 and 2021, the Company had accounts payable of $256,000 and $251,000, respectively, due to Elysian Fields Disposal, LLC, an entity owned by the Company’s largest shareholder. The Company incurred $5,000 of operating expenses with the entity during 2022.

At December 31, 2022 and 2021, the Company had accounts payable of $73,000 and $50,000, respectively, due to Loutex Production Company, an entity owned by the Company’s largest shareholder. The Company incurred $23,000 of operating expenses with the entity during 2022.

Michaels Consulting

During the year ended December 31, 2021, the Company incurred consulting expenses totaling $60,000 from Michaels Consulting, an entity owned by the wife of Mr. Michaels. During the year ended December 31, 2022, $20,000 of accounts payable due to Michaels Consulting were paid. As of December 31, 2022 and 2021, the Company had accounts payable due to Michaels Consulting totaling $344,000 and $364,000, respectively.

Notes Payable

Mr. Cory Hunt, who was named a director of the Company on December 28, 2021, is an owner and officer of P&C Ventures, Inc. During January 2022, the Company entered into a note agreement with P&C Ventures, Inc. totaling $1,485,000 and issued 2,700,000 warrants related to the note, as disclosed in Note 4.

During September 2022, the Company entered into a note agreement with the wife of Mr. Michaels totaling $50,000 and issued 50,000 warrants, valued at approximately $75,000, related to the note, as disclosed in Note 4.

During November 2022, the Company entered into a note agreement with Company’s largest shareholder totaling $25,000 and issued 25,000 warrants, valued at approximately $39,000, related to the note, as disclosed in Note 4.

Director Options

During August 2022, three of the Company’s directors, Robert Powell, Cory Hunt, and Matthew Flemming, each received 250,000 options valued at approximately $374,000 (Note 5). The options vested immediately upon issuance.

Accrued Bonus

At December 31, 2022, the Company accrued bonus compensation for its CEO and CFO of approximately $150,000 and $115,000, respectively.